Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
December 31, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Aerospace & Defense-0.29%
Axon Enterprise, Inc.(b)	1,546,286	$918,988,696
Automobiles-3.79%
Tesla, Inc.(b)	29,897,278	12,073,716,747
Beverages-2.15%
Coca-Cola Europacific Partners PLC (United Kingdom)	9,335,317	717,045,699
Keurig Dr Pepper, Inc.	27,505,957	883,491,339
Monster Beverage Corp.(b)	19,720,611	1,036,515,314
PepsiCo, Inc.	27,820,962	4,230,455,481
		6,867,507,833
Biotechnology-2.91%
Amgen, Inc.	10,900,020	2,840,981,213
Biogen, Inc.(b)	2,957,894	452,321,150
Gilead Sciences, Inc.	25,271,594	2,334,337,138
Regeneron Pharmaceuticals, Inc.(b)	2,191,499	1,561,070,483
Vertex Pharmaceuticals, Inc.(b)	5,222,166	2,102,966,248
		9,291,676,232
Broadline Retail-6.92%
Amazon.com, Inc.(b)	86,666,391	19,013,739,521
MercadoLibre, Inc. (Brazil)(b)	1,028,003	1,748,057,421
PDD Holdings, Inc., ADR (China)(b)	13,544,146	1,313,646,721
		22,075,443,663
Chemicals-1.27%
Linde PLC	9,655,454	4,042,448,926
Commercial Services & Supplies-0.82%
Cintas Corp.	8,178,057	1,494,131,014
Copart, Inc.(b)	19,538,259	1,121,300,684
		2,615,431,698
Communications Equipment-1.50%
Cisco Systems, Inc.	80,761,738	4,781,094,890
Consumer Staples Distribution & Retail-2.58%
Costco Wholesale Corp.	8,984,559	8,232,281,875
Electric Utilities-1.25%
American Electric Power Co., Inc.	10,799,298	996,019,255
Constellation Energy Corp.	6,342,202	1,418,814,009
Exelon Corp.	20,375,830	766,946,241
Xcel Energy, Inc.	11,644,351	786,226,580
		3,968,006,085
Electronic Equipment, Instruments & Components-0.15%
CDW Corp.	2,705,298	470,830,064
Energy Equipment & Services-0.26%
Baker Hughes Co., Class A	20,065,631	823,092,184
Entertainment-3.04%
Electronic Arts, Inc.	5,318,303	778,067,729
Netflix, Inc.(b)	8,667,940	7,725,908,281
Take-Two Interactive Software, Inc.(b)	3,561,309	655,565,761
Warner Bros. Discovery, Inc.(b)	49,744,918	525,803,783
		9,685,345,554
Financial Services-0.54%
PayPal Holdings, Inc.(b)	20,329,349	1,735,109,937
Food Products-0.74%
Kraft Heinz Co. (The)	24,519,491	752,993,569
Mondelez International, Inc., Class A	27,115,440	1,619,605,231
		2,372,598,800
	Shares	Value
Ground Transportation-0.64%
CSX Corp.	39,104,201	$1,261,892,566
Old Dominion Freight Line, Inc.	4,329,266	763,682,523
		2,025,575,089
Health Care Equipment & Supplies-1.82%
DexCom, Inc.(b)	7,920,437	615,972,386
GE HealthCare Technologies, Inc.	9,264,423	724,292,590
IDEXX Laboratories, Inc.(b)	1,660,437	686,491,073
Intuitive Surgical, Inc.(b)	7,222,552	3,769,883,242
		5,796,639,291
Hotels, Restaurants & Leisure-2.97%
Airbnb, Inc., Class A(b)	8,777,829	1,153,494,509
Booking Holdings, Inc.	671,145	3,334,530,241
DoorDash, Inc., Class A(b)	7,887,677	1,323,157,817
Marriott International, Inc., Class A	5,635,099	1,571,854,515
Starbucks Corp.	22,991,016	2,097,930,210
		9,480,967,292
Industrial Conglomerates-0.93%
Honeywell International, Inc.	13,185,614	2,978,498,346
Interactive Media & Services-8.88%
Alphabet, Inc., Class A	48,158,983	9,116,495,482
Alphabet, Inc., Class C	45,612,094	8,686,367,181
Meta Platforms, Inc., Class A	17,967,894	10,520,381,616
		28,323,244,279
IT Services-0.35%
Cognizant Technology Solutions Corp., Class A	10,054,248	773,171,671
MongoDB, Inc.(b)	1,499,084	349,001,746
		1,122,173,417
Machinery-0.35%
PACCAR, Inc.	10,631,665	1,105,905,793
Media-1.56%
Charter Communications, Inc., Class A(b)	2,883,444	988,358,100
Comcast Corp., Class A	77,402,478	2,904,914,999
Trade Desk, Inc. (The), Class A(b)	9,118,039	1,071,643,124
		4,964,916,223
Oil, Gas & Consumable Fuels-0.30%
Diamondback Energy, Inc.	5,920,937	970,027,109
Pharmaceuticals-0.24%
AstraZeneca PLC, ADR (United Kingdom)	11,807,873	773,651,839
Professional Services-1.33%
Automatic Data Processing, Inc.	8,262,323	2,418,629,812
Paychex, Inc.	7,297,954	1,023,319,110
Verisk Analytics, Inc.	2,863,480	788,688,296
		4,230,637,218
Real Estate Management & Development-0.19%
CoStar Group, Inc.(b)	8,313,065	595,132,323
Semiconductors & Semiconductor Equipment-22.30%
Advanced Micro Devices, Inc.(b)	32,907,037	3,974,840,999
Analog Devices, Inc.	10,063,848	2,138,165,146
Applied Materials, Inc.	16,717,129	2,718,706,689
ARM Holdings PLC, ADR(b)	2,598,854	320,594,629
ASML Holding N.V., New York Shares (Netherlands)	1,798,644	1,246,604,184
Broadcom, Inc.	63,668,175	14,760,829,692
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
December 31, 2024
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
GLOBALFOUNDRIES, Inc.(b)	11,206,617	$480,875,936
Intel Corp.	87,458,341	1,753,539,737
KLA Corp.	2,712,328	1,709,092,119
Lam Research Corp.	26,091,229	1,884,569,471
Marvell Technology, Inc.	17,564,665	1,940,017,249
Microchip Technology, Inc.	10,889,414	624,507,893
Micron Technology, Inc.	22,590,395	1,901,207,643
NVIDIA Corp.	201,850,548	27,106,510,091
NXP Semiconductors N.V. (China)	5,153,717	1,071,200,079
ON Semiconductor Corp.(b)	8,634,243	544,389,021
QUALCOMM, Inc.	22,528,686	3,460,856,743
Texas Instruments, Inc.	18,497,797	3,468,521,916
		71,105,029,237
Software-17.20%
Adobe, Inc.(b)	8,926,339	3,969,364,427
ANSYS, Inc.(b)	1,773,285	598,182,229
AppLovin Corp., Class A(b)	6,056,302	1,961,212,277
Atlassian Corp., Class A(b)	3,273,940	796,811,517
Autodesk, Inc.(b)	4,359,700	1,288,596,529
Cadence Design Systems, Inc.(b)	5,561,475	1,671,000,779
CrowdStrike Holdings, Inc., Class A(b)	4,741,989	1,622,518,956
Datadog, Inc., Class A(b)	6,351,287	907,535,399
Fortinet, Inc.(b)	15,542,015	1,468,409,577
Intuit, Inc.	5,676,108	3,567,433,878
Microsoft Corp.	61,279,465	25,829,294,498
MicroStrategy, Inc., Class A(b)	3,710,891	1,074,748,251
	Shares	Value
Software-(continued)
Palantir Technologies, Inc., Class A(b)	44,218,988	$3,344,282,062
Palo Alto Networks, Inc.(b)	13,306,344	2,421,222,354
Roper Technologies, Inc.	2,174,354	1,130,337,927
Synopsys, Inc.(b)	3,114,977	1,511,885,237
Workday, Inc., Class A(b)	4,319,163	1,114,473,629
Zscaler, Inc.(b)	3,111,127	561,278,422
		54,838,587,948
Specialty Retail-0.76%
O’Reilly Automotive, Inc.(b)	1,170,665	1,388,174,557
Ross Stores, Inc.	6,727,407	1,017,654,857
		2,405,829,414
Technology Hardware, Storage & Peripherals-9.79%
Apple, Inc.	124,587,040	31,199,086,557
Textiles, Apparel & Luxury Goods-0.29%
lululemon athletica, inc.(b)	2,385,883	912,385,518
Trading Companies & Distributors-0.26%
Fastenal Co.	11,616,884	835,370,128
Wireless Telecommunication Services-1.63%
T-Mobile US, Inc.	23,532,136	5,194,248,379
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $312,090,668,202)		318,811,478,584
OTHER ASSETS LESS LIABILITIES-(0.00)%		(8,180,335)
NET ASSETS-100.00%		$318,803,298,249

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2024, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.